VANGUARD LIFESTRATEGY(R) FUNDS

Semiannual Report * April 30, 2002

BALANCED

VANGUARD LIFESTRATEGY INCOME FUND
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND
VANGUARD LIFESTRATEGY MODERATE GROWTH FUND
VANGUARD LIFESTRATEGY GROWTH FUND

[PHOTO OF A SHIP ON THE OCEAN]

[THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL

As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.
     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.
     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.
     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.
     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible. Contents

-------------------------------------------------
CONTENTS

Letter from the Chairman                        1
Fund Profiles                                   6
Glossary of Investment Terms                   10
Performance Summaries                          11
Financial Statements                           13
-------------------------------------------------

SUMMARY

* All four of the Vanguard LifeStrategy Funds registered positive returns, ranging from 0.7% to 4.1%, during the six months ended April 30, 2002.
* The overall U.S. stock market, led by small-capitalization companies, returned 5.2% for the half-year. International stocks recorded similar results.
* High-quality bonds broke even, as falling prices fully offset interest income.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The VANGUARD(R) LIFESTRATEGY FUNDS recorded modest gains during the six months ended April 30. The Income Fund, the most conservative of our four portfolios, was hurt by weakness in the bond market and returned the least (+0.7%). The Growth Fund, our most aggressive portfolio, was aided by rising stock prices and performed the best (+4.1%).
     The table below compares the total return (capital change plus reinvested dividends) for each fund with the result of its unmanaged benchmark--a composite made up of indexes that are weighted to reflect the target asset allocation of the fund.
     Finally, the table on page 5 presents the funds' per-share distributions of income dividends during the period, their starting and ending net asset values, and their annualized yields as of April 30.

----------------------------------------------------
TOTAL                       RETURNS SIX MONTHS ENDED
                                      APRIL 30, 2002
----------------------------------------------------
LIFESTRATEGY INCOME FUND                        0.7%
Income Composite Index*                         1.4

LIFESTRATEGY CONSERVATIVE GROWTH FUND           1.9%
Conservative Growth Composite Index*            2.5

LIFESTRATEGY MODERATE GROWTH FUND               2.9%
Moderate Growth Composite Index*                3.4

LIFESTRATEGY GROWTH FUND                        4.1%
Growth Composite Index*                         4.4
----------------------------------------------------
*Total returns for the composite indexes are derived by applying the fund's target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.


THE STOCK MARKET ROSE IN A VOLATILE PERIOD
During the six months that ended April 30, the U.S. stock market alternately surged and receded, but still posted a total return of 5.2%, as measured by the Wilshire 5000 Index. It was a solid gain and a welcome reversal from the declines of recent years. For those who had investments in small-capitalization stocks, the period was especially rewarding, as the small-cap Russell 2000 Index gained 20.0%. The large-cap Russell 1000 Index returned 3.4%.
     Across all market caps, value stocks--those with below-average prices relative to earnings, book value, and other measures--retained the lead they more or less have had over growth shares since the market's peak in March 2000. In international markets, however, the lead was reversed, with growth slightly outperforming value. U.S. and international markets did have a common denominator in the period: Their returns were hampered by slumping share prices in the troubled telecommunications industry, which was burdened by overcapacity, weak demand, and heavy debt. The developed international equity markets, as measured by the MSCI EAFE Index, returned 5.5%.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2002
                                               ---------------------------------
                                                  SIX           ONE         FIVE
                                               MONTHS          YEAR       YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                  3.4%        -12.0%         7.9%
Russell 2000 Index (Small-caps)                 20.0           6.7          9.7
Wilshire 5000 Index (Entire market)              5.2          -9.9          7.7
MSCI EAFE Index (International)                  5.5         -13.9          1.3
Lehman Aggregate Bond Index                      0.0%          7.8%         7.7%
  (Broad taxable market)
--------------------------------------------------------------------------------
BONDS
Lehman 10 Year Municipal Bond Index              1.2           7.2          6.5
Salomon Smith Barney 3-Month
   U.S. Treasury Bill Index                      1.0           2.9          4.8
================================================================================
CPI
Consumer Price Index                             1.2%          1.6%         2.3%
--------------------------------------------------------------------------------
*Annualized.

THE U.S. ECONOMY REBOUNDED
A modest economic recovery set the stage for the turnaround in the stock market. The recession that began in March 2001 seemed to have ended even before the year came to a close. After falling in the third quarter of 2001, the nation's real (inflation-adjusted) gross domestic product rose in the fourth quarter, then surged at an annual rate of 5.6% in the first three months of 2002, according to an early estimate. The strong growth was bolstered by heavy investment in inventories and housing, government defense expenditures, and consumer spending, which never really slackened despite the economic slowdown. The job market, however, did not immediately catch up with the improving economy. In April the unemployment rate reached 6.0%--the highest level in almost eight years, though still low compared with the jobless rates following past recessions.
     The economy was helped along by the Federal Reserve Board, which made 11 cuts in its target for short-term interest rates in 2001, including two during the funds' fiscal half-year. The cuts brought the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System--to 1.75%, the lowest level in four decades.

EXCEPT FOR 'JUNK,'  BONDS  STRAGNATED
The Fed's rate cuts, the recovering economy, and concerns that the Fed may start raising interest rates before year-end caused yields on longer-term bonds to rise. The Lehman Aggregate Bond Index, a proxy for the taxable, investment-grade U.S. bond market, merely broke even with a zero return for the six months, as falling prices completely offset interest income (bond prices move in the opposite direction from interest rates). As with the stock market, problems in the telecom industry made the situation worse--bonds issued by these companies fell drastically in price. The returns for high-yield ("junk") bonds were a notable exception to bonds' generally low returns: The Lehman High Yield Index gained 6.6% for the six months.
     The yield of the 10-year U.S. Treasury note rose 86 basis points (0.86 percentage point) during the six months to end the period at 5.09%. The yield of the

3-month Treasury bill--which follows the Fed's rate changes with a slight lag--fell 25 basis points to 1.76%.

WE SPLIT THE DIFFERENCE  BETWEEN STOCKS AND BONDS
As noted earlier, the returns of the LifeStrategy Funds ranged from 0.7% to 4.1% during the six months ended April 30. Each fund outpaced the period's weakest-performing asset class (investment-grade bonds) but lagged the best-performing asset class (international stocks). This is not a coincidence. Because the LifeStrategy Funds are balanced--each sticks fairly closely to a target mix of investments in stock and bond funds--they should never appear at the top or bottom of the performance charts. The funds are designed to help disciplined investors control risk while moving toward their long-term financial goals.
     As of April 30, index funds accounted for 55% of the assets of the Income and Conservative Growth Funds and 75% of the assets of the Moderate Growth and Growth Funds. Our index funds track their unmanaged benchmarks closely, allowing the LifeStrategy Funds to capture the majority of the returns offered by the stock and bond markets. During the six months ended April 30, for example, VANGUARD(R) TOTAL BOND MARKET INDEX FUND returned -0.2%, narrowly trailing the Lehman Aggregate Bond Index, while VANGUARD(R) TOTAL STOCK MARKET INDEX FUND returned 5.2%, matching the result of the Wilshire 5000 Index. VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND, which accounts for a small portion of three LifeStrategy Funds, returned nearly a percentage point less than its index (+7.3% versus +8.1%).
     VANGUARD(R) ASSET ALLOCATION FUND, which accounts for a quarter of each LifeStrategy Fund's portfolio, is not an index fund, but it is index-oriented. The fund aims to capture a significant portion of the stock market's return while exposing investors to less risk than an all-equity portfolio. To meet this objective, the fund's equity allocation is invested in a pool of common stocks designed to track the performance of the Standard & Poor's 500 Index. The fund also invests in long-term Treasury bonds and may hold cash investments, depending on the investment adviser's view of the relative attractiveness of each asset class. The

--------------------------------------------------------------------------------
TARGET AND ACTUAL ASSET ALLOCATIONS             PERCENTAGES AS OF APRIL 30, 2002

                                                                  SHORT-TERM
                            STOCKS*             BONDS            INVESTMENTS
                        ---------------   ----------------    ------------------
LIFESTRATEGY FUND       TARGET   ACTUAL   TARGET    ACTUAL    TARGET      ACTUAL
--------------------------------------------------------------------------------
Income                     20%      22%      60%       58%       20%         20%
Conservative Growth        40       42       40        38        20          20
Moderate Growth            60       62       40        38         0           0
Growth                     80       82       20        18         0           0
--------------------------------------------------------------------------------
*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equal 0%, 5%, 10%, and 15% of assets, respectively.

Asset Allocation Fund returned 1.5% during the half-year. Its performance was restrained, in part, by its focus on large-cap stocks. The fund started and ended the half-year with about 70% of its assets invested in stocks and 30% in bonds, though it shifted its allocations four times during the period.
     VANGUARD(R) SHORT-TERM CORPORATE FUND, which accounts for one-fifth of the assets of the Income and Conservative Growth Funds, had a total return of 0.2% during the period. Its share price declined amid rising interest rates, offsetting most of the fund's interest income.
     All of the LifeStrategy Funds posted subpar results on a relative basis during the half-year, trailing the gains of both their unmanaged index benchmarks and their real-world comparative measures. The 1.9% total return of the Conservative Growth Fund, for example, was 0.6 percentage point lower than the gain that would have resulted from a portfolio weighted 40% stocks, 40% bonds, and 20% short-term investments, where the investments were made in indexes representative of each asset class. The fund's return was 1.3 percentage points less than the result of a hypothetical portfolio invested in the average mutual fund for each asset class.

--------------------------------------------------------------------------------
TOTAL RETURNS                                    SIX MONTHS ENDED APRIL 30, 2002


                                                 VANGUARD           MUTUAL FUND
LIFESTRATEGY FUND              FUND              AVERAGE*           DIFFERENCE
--------------------------------------------------------------------------------
Income                         0.7%                2.0%               -1.3%
Conservative Growth            1.9                 3.2                -1.3
Moderate Growth                2.9                 4.5                -1.6
Growth                         4.1                 5.7                -1.6
--------------------------------------------------------------------------------
*Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy fund. All average returns for funds are derived from data provided by Lipper Inc.


     In relation to their index standards, the Income and Conservative Growth Funds were hurt during the half-year by their investments in the Short-Term Corporate Fund. The price declines among short-term bonds left them with total returns below those of cash investments, such as T-bills, which are included in the funds' composite indexes. Over longer periods, we expect that the higher yields of short-term bonds will give them a performance edge over cash.
     We expect our funds to outperform the majority of comparable funds over extended periods. They have done so since their inception in 1994, but there will inevitably be intervals of sluggish relative performance. We thank our shareholders for having confidence in us.

STAY THE COURSE
As the recent past has demonstrated, the financial markets can be quite volatile. That's why we advise investors to develop a portfolio diversified both across asset classes--stocks, bonds, and cash--and within asset classes. For some investors, one of our LifeStrategy Funds could serve as an appropriate "one-stop," long-term investment portfolio. The funds provide broad, efficient exposure to the stock and bond markets, so no matter which asset class or market segment is leading the pack, you participate. Whether you invest exclusively in a LifeStrategy fund or hold your shares as part of a broader investment plan, it's wise to leave your selections relatively fixed and let time and compounding pilot you toward your goals.


Sincerely,


/S/ JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

May 8, 2002

John J. Brennan



--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE:OCTOBER 31, 2001- APRIL 30, 2002

                                              DISTRIBUTIONS PER SHARE
                                              -----------------------
                       STARTING       ENDING       INCOME     CAPITAL        SEC
LIFESTRATEGY FUND   SHARE PRICE  SHARE PRICE    DIVIDENDS       GAINS     YIELD*
--------------------------------------------------------------------------------
Income                   $12.97       $12.75        $0.31       $0.00      4.85%
Conservative Growth       13.88        13.86         0.28        0.00      3.95
Moderate Growth          15.52         15.71         0.27        0.00      3.08
Growth                   16.56         17.03         0.21        0.00      2.15
--------------------------------------------------------------------------------
*30-day  advertised  yield net of expenses as of April 30, 2002.

FUND PROFILE                                                AS OF APRIL 30, 2002
   FOR LIFESTRATEGY INCOME FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 10.

------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                 4.9%
Expense Ratio                           0%
Average Weighted Expense Ratio*      0.28%
------------------------------------------


-----------------------
EQUITY INVESTMENT FOCUS

MARKET CAP        Large
STYLE             Blend
-----------------------


------------------------------------
VOLATILITY MEASURES
------------------------------------
                              LEHMAN
                      FUND   INDEX**
------------------------------------
R-Squared             0.17     1.00
Beta                  0.48     1.00
------------------------------------


---------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund         50.6%
Vanguard Asset Allocation Fund                24.8
Vanguard Short-Term Corporate Fund            19.8
Vanguard Total Stock Market Index Fund         4.8
---------------------------------------------------
Total                                        100.0%
---------------------------------------------------


-----------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY      Treasury/Agency
AVERAGE MATURITY    Medium
-----------------------------------


----------------------------
FUND ASSET ALLOCATION

Stocks                   22%
Bonds                    58%
Shoert-Term Investments  20%
----------------------------


*For underlying funds; annualized.
**Lehman Aggregate Bond Index.

FUND PROFILE                                                AS OF APRIL 30, 2002
   FOR LIFESTRATEGY CONSERVATIVE GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 10.

---------------------------------------------
FINANCIAL ATTRIBUTES
---------------------------------------------
Yield                                  4.0%
Expense Ratio                            0%
Average Weighted Expense Ratio*       0.29%
---------------------------------------------


-----------------------
EQUITY INVESTMENT FOCUS

MARKET CAP        Large
STYLE             Blend
-----------------------


------------------------------------
VOLATILITY MEASURES
------------------------------------
                            WILSHIRE
                      FUND      5000
------------------------------------
R-Squared             0.91      1.00
Beta                  0.35      1.00
------------------------------------


--------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
--------------------------------------------------------------
Vanguard Total Bond Market Index Fund                    30.4%
Vanguard Asset Allocation Fund                           24.7
Vanguard Short-Term Corporate Fund                       20.0
Vanguard Total Stock Market Index Fund                   19.8
Vanguard Total International Stock Index Fund             5.1
--------------------------------------------------------------
Total                                                   100.0%
--------------------------------------------------------------


-----------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY      Treasury/Agency
AVERAGE MATURITY    Medium
-----------------------------------


----------------------------
FUND ASSET ALLOCATION

Stocks                   42%
Bonds                    38%
Short-Term Investments   20%
----------------------------


*For underlying funds; annualized.


                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR LIFESTRATEGY MODERATE GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 10.

----------------------------------------------
FINANCIAL ATTRIBUTES
----------------------------------------------
Yield                                     3.1%
Expense Ratio                               0%
Average Weighted Expense Ratio*          0.29%
----------------------------------------------


-----------------------
EQUITY INVESTMENT FOCUS

MARKET CAP        Large
STYLE             Blend
-----------------------


------------------------------------
VOLATILITY MEASURES
------------------------------------
                            WILSHIRE
                      FUND      5000
------------------------------------
R-Squared             0.97      1.00
Beta                  0.55      1.00
------------------------------------


-------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
-------------------------------------------------------
Vanguard Total Stock Market Index Fund            34.5%
Vanguard Total Bond Market Index Fund             30.5
Vanguard Asset Allocation Fund                    24.7
Vanguard Total International Stock Index Fund     10.3
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------


-----------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY      Treasury/Agency
AVERAGE MATURITY    Medium
-----------------------------------


---------------------
FUND ASSET ALLOCATION

Stocks            62%
Bonds             38%
---------------------

*For underlying funds; annualized.

FUND PROFILE                                                AS OF APRIL 30, 2002
   FOR LIFESTRATEGY GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 10.

---------------------------------------------
FINANCIAL ATTRIBUTES
---------------------------------------------
Yield                                    2.2%
Expense Ratio                              0%
Average Weighted Expense Ratio*         0.29%
---------------------------------------------


-----------------------
EQUITY INVESTMENT FOCUS

MARKET CAP        Large
STYLE             Blend
-----------------------


------------------------------------
VOLATILITY MEASURES
------------------------------------
                            WILSHIRE
                      FUND      5000
------------------------------------
R-Squared             0.98      1.00
Beta                  0.74      1.00
------------------------------------


------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
------------------------------------------------------
Vanguard Total Stock Market Index Fund           49.5%
Vanguard Asset Allocation Fund                   24.8
Vanguard Total International Stock Index Fund    15.5
Vanguard Total Bond Market Index Fund            10.2
------------------------------------------------------
Total                                           100.0%
------------------------------------------------------


-----------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY      Treasury/Agency
AVERAGE MATURITY    Medium
-----------------------------------


---------------------
FUND ASSET ALLOCATION

Stocks            82%
Bonds             18%
---------------------


*For underlying funds; annualized.

                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                       AS OF APRIL 30, 2002

All of the data on this page and the following page represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


LIFESTRATEGY INCOME FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-APRIL 30, 2002
--------------------------------------------------------------------------------
                                                                          INCOME
                                                                       COMPOSITE
                        LIFESTRATEGY INCOME FUND                          INDEX*
--------------------------------------------------------------------------------
FISCAL             CAPITAL        INCOME       TOTAL                       TOTAL
YEAR                RETURN        RETURN      RETURN                      RETURN
--------------------------------------------------------------------------------
1994                  0.0%          0.0%        0.0%                        0.4%
1995                 13.9           5.0        18.9                        15.6
1996                  4.2           5.5         9.7                         8.9
1997                  7.6           5.9        13.5                        12.5
1998                  6.8           5.4        12.2                        10.0
1999                  0.1           5.2         5.3                         6.1
2000                  1.7           5.8         7.5                         7.4
2001                 -0.7           5.5         4.8                         3.7
2002**               -1.7           2.4         0.7                         1.4
--------------------------------------------------------------------------------
*60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on page 24 for dividend and capital gains information.


LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
FISCAL YEAR TOTAL RETURNS (%)                  SEPTEMBER 30, 1994-APRIL 30, 2002
--------------------------------------------------------------------------------
                                                                    CONSERVATIVE
                                                                          GROWTH
                                                                       COMPOSITE
              LIFESTRATEGY CONSERVATIVE GROWTH FUND                       INDEX*
--------------------------------------------------------------------------------
FISCAL      CAPITAL           INCOME           TOTAL                       TOTAL
YEAR         RETURN           RETURN          RETURN                      RETURN
--------------------------------------------------------------------------------
1994           0.6%             0.0%            0.6%                        0.8%
1995           14.4             4.4            18.8                        16.2
1996            7.2             4.9            12.1                        11.4
1997           11.5             4.9            16.4                        15.7
1998            8.5             4.5            13.0                        11.0
1999            5.5             4.5            10.0                        11.0
2000            2.5             4.8             7.3                         7.0
2001           -7.6             4.3            -3.3                        -4.6
2002**         -0.1             2.0             1.9                         2.5
--------------------------------------------------------------------------------
*40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on page 25 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                          SINCE INCEPTION
                           INCEPTION    ONE   FIVE   ---------------------------
                                DATE   YEAR  YEARS    CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
LifeStrategy Income Fund   9/30/1994  5.03%  8.39%      4.15%     5.43%    9.58%
LifeStrategy Conservative
 Growth Fund               9/30/1994  4.38   8.55       5.63      4.59    10.22
--------------------------------------------------------------------------------

LIFESTRATEGY MODERATE GROWTH FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%)                  SEPTEMBER 30, 1994-APRIL 30, 2002
--------------------------------------------------------------------------------
                                                                        MODERATE
                                                                          GROWTH
                                                                       COMPOSITE
                 LIFESTRATEGY MODERATE GROWTH FUND                        INDEX*
--------------------------------------------------------------------------------
FISCAL          CAPITAL        INCOME           TOTAL                      TOTAL
YEAR             RETURN        RETURN          RETURN                     RETURN
--------------------------------------------------------------------------------
1994               0.4%          0.0%            0.4%                       1.1%
1995              17.5           3.1            20.6                       19.0
1996              10.9           3.7            14.6                       14.2
1997              15.7           3.9            19.6                       19.6
1998              10.8           3.5            14.3                       12.8
1999              10.7           3.6            14.3                       15.0
2000               3.8           3.4             7.2                        6.9
2001             -13.7           3.0           -10.7                      -10.9
2002**             1.2           1.7             2.9                        3.4
--------------------------------------------------------------------------------
*50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on page 26 for dividend and capital gains information.


LIFESTRATEGY GROWTH FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%)                  SEPTEMBER 30, 1994-APRIL 30, 2002
--------------------------------------------------------------------------------
                                                                          GROWTH
                                                                       COMPOSITE
                        LIFESTRATEGY GROWTH FUND                          INDEX*
--------------------------------------------------------------------------------
FISCAL             CAPITAL        INCOME       TOTAL                       TOTAL
YEAR                RETURN        RETURN      RETURN                      RETURN
--------------------------------------------------------------------------------
1994                  1.7%          0.0%        1.7%                        1.5%
1995                  17.5          2.8        20.3                        19.6
1996                  14.2          2.9        17.1                        16.8
1997                  19.5          3.0        22.5                        22.7
1998                  12.2          2.6        14.8                        13.5
1999                  16.6          2.8        19.4                        20.0
2000                   4.3          2.5         6.8                         6.4
2001                 -20.1          1.9       -18.2                       -18.4
2002**                 2.8          1.3         4.1                         4.4
--------------------------------------------------------------------------------
*65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on page 27 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                            SINCE INCEPTION
                                      ONE       FIVE  --------------------------
                   INCEPTION DATE    YEAR      YEARS  CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
LifeStrategy Moderate
 Growth Fund            9/30/1994    3.37%     8.74%    7.47%     3.47%   10.94%
LifeStrategy
 Growth Fund            9/30/1994    2.14      8.59     8.83      2.61    11.44
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
    APRIL 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY INCOME FUND                                      SHARES       (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------
STOCK FUND (4.8%)
Vanguard Total Stock Market Index Fund Investor Shares     1,821,160   $ 44,892
                                                                      ----------
BALANCED FUND (24.7%)
Vanguard Asset Allocation Fund Investor Shares            10,964,532    231,242
                                                                      ----------
BOND FUND (50.5%)
Vanguard Total Bond Market Index Fund Investor Shares     46,668,194    472,282
                                                                      ----------
SHORT-TERM BOND FUND (19.7%)
Vanguard Short-Term Corporate Fund Investor Shares        17,192,018    184,298
                                                                      ----------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $924,984)                                                        932,714
--------------------------------------------------------------------------------
                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized  by U.S.  Government Obligations
in a Pooled Cash Account 1.92%, 5/1/2002
 (Cost $2,503)                                                $2,503      2,503
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $927,487)                                                        935,217
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
LIFESTRATEGY INCOME FUND                                                   (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET                                         $ 454
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  73,381,495  outstanding $.001  par value
 shares of  beneficial interest (unlimited authorization)              $935,671
================================================================================
NET ASSET VALUE PER SHARE                                                $12.75
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS
 Investments in Securities, at Value                                  $ 935,217
 Receivables for Capital Shares Issued                                   56,164
 Other Assets                                                             2,979
                                                                      ----------
   Total Assets                                                         994,360
                                                                      ----------
LIABILITIES
 Payables for Investment Securities Purchased                            57,183
 Other Liabilities                                                        1,506
                                                                      ----------
  Total Liabilities                                                      58,689
----------------------------------------------------------------------==========
NET ASSETS                                                             $935,671
================================================================================

--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                              AMOUNT         PER
                                                               (000)       SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                             $925,048     $12.61
Undistributed Net Investment Income                            3,841        .05
Accumulated Net Realized Losses                                 (948)      (.01)
Unrealized Appreciation---Note D                               7,730        .10
--------------------------------------------------------------------------------
NET ASSETS                                                  $935,671     $12.75
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY CONSERVATIVE GROWTH FUND                         SHARES       (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (24.9%)
Vanguard Total Stock Market Index Fund Investor Shares    18,004,493  $ 443,811
Vanguard Total International Stock Index Fund             12,226,902    115,911
                                                                      ----------
                                                                        559,722
                                                                      ----------
--------------------------------------------------------------------------------
BALANCED FUND (24.6%)
Vanguard Asset Allocation Fund Investor Shares            26,200,385    552,566

BOND FUND (30.4%)
Vanguard Total Bond Market Index Fund Investor Shares     67,383,810    681,924

SHORT-TERM BOND FUND (19.9%)
Vanguard Short-Term Corporate Fund Investor Shares        41,734,773    447,397
                                                                      ----------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $2,173,860)                                                    2,241,609
--------------------------------------------------------------------------------

                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized  by U.S. Government Obligations
in a Pooled Cash Account 1.92%, 5/1/2002
 (Cost $6,954)                                                $6,954      6,954
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
 (Cost $2,180,814)                                                    2,248,563
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-0.1%)                                (1,648)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  162,106,539  outstanding
 $.001 par value  shares of  beneficial
 interest (unlimited authorization)                                  $2,246,915
================================================================================

NET ASSET VALUE PER SHARE                                                $13.86
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS
 Investments in Securities, at Value                                $ 2,248,563
 Receivables for Capital Shares Issued                                  151,430
 Other Assets                                                             5,105
                                                                    ------------
  Total Assets                                                        2,405,098
                                                                    ------------
LIABILITIES
 Payables for Investment Securities Purchased                           155,809
 Other Liabilities                                                        2,374
                                                                    ------------
  Total Liabilities                                                     158,183
--------------------------------------------------------------------============
NET ASSETS                                                           $2,246,915
================================================================================

--------------------------------------------------------------------------------
                                                              AMOUNT         PAR
LIFESTRATEGY CONSERVATIVE GROWTH FUND                          (000)       SHARE
--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                          $ 2,180,871     $13.45
Undistributed Net Investment Income                            7,000        .04
Accumulated Net Realized Losses                               (8,705)      (.05)
Unrealized Appreciation--Note D                               67,749        .42
--------------------------------------------------------------------------------
NET ASSETS                                                $2,246,915     $13.86
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY MODERATE GROWTH FUND                             SHARES       (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)

STOCK FUNDS (44.7%)
Vanguard Total Stock Market Index Fund Investor Shares    61,206,186 $1,508,732
Vanguard Total International Stock Index Fund             47,658,460    451,802
                                                                      ----------
                                                                      1,960,534
                                                                      ----------
--------------------------------------------------------------------------------
BALANCED FUND (24.6%)
Vanguard Asset Allocation Fund Investor Shares            51,221,367  1,080,259
--------------------------------------------------------------------------------
BOND FUND (30.5%)
Vanguard Total Bond Market Index Fund Investor Shares    132,152,637  1,337,385
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $4,317,986)                                                    4,378,178
--------------------------------------------------------------------------------
                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account 1.92%, 5 /1/2002
 (Cost $2,395)                                                $2,395      2,395
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $4,320,381)                                                   4,380,573
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets                                                             17,327
Liabilities                                                             (10,584)
                                                                      ----------
                                                                          6,743
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  279,252,984  outstanding
 $.001 par value  shares of  beneficial
 interest (unlimited authorization)                                  $4,387,316
================================================================================

NET ASSET VALUE PER SHARE                                                $15.71
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                              AMOUNT         PER
                                                               (000)       SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                          $ 4,316,262     $15.46
Undistributed Net Investment Income                           31,234        .11
 Accumulated Net Realized Losses                             (20,372)      (.07)
Unrealized Appreciation--Note D                               60,192        .21
--------------------------------------------------------------------------------
NET ASSETS                                                $4,387,316     $15.71
================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY GROWTH FUND                                      SHARES       (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
--------------------------------------------------------------------------------
STOCK FUNDS (64.9%)
Vanguard Total Stock Market Index Fund Investor Shares    75,229,863 $1,854,416
Vanguard Total International Stock Index Fund             61,194,870    580,127
                                                                      ----------
                                                                      2,434,543
                                                                      ----------
--------------------------------------------------------------------------------
BALANCED FUND (24.8%)
Vanguard Asset Allocation Fund Investor Shares            44,129,207    930,685
--------------------------------------------------------------------------------
BOND FUND (10.2%)
Vanguard Total Bond Market Index Fund Investor Shares     37,919,785    383,748
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $3,785,366)                                                    3,748,976
--------------------------------------------------------------------------------
                                                                FACE
                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account 1.92%, 5/1/2002
 (Cost $2,903)                                                $2,903      2,903
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $3,788,269)                                                    3,751,879
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                             12,526
Liabilities                                                              (9,870)
                                                                      ----------
                                                                          2,656
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  220,441,599  outstanding
 $.001 par value  shares of  beneficial
 interest (unlimited authorization)                                  $3,754,535
================================================================================

NET ASSET VALUE PER SHARE                                                $17.03
================================================================================
*See Note A in Notes to Financial Statements.



--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                              AMOUNT         PER
                                                               (000)       SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                          $ 3,791,940     $17.20
Undistributed Net Investment Income                           13,918        .06
Accumulated Net Realized Losses                              (14,933)      (.07)
Unrealized Depreciation--Note D                              (36,390)      (.16)
--------------------------------------------------------------------------------
NET ASSETS                                                $3,754,535     $17.03
================================================================================

STATEMENT OF OPERATIONS

This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                      LIFESTRATEGY   LIFESTRATEGY   LIFESTRATEGY
                            INCOME   CONSERVATIVE       MODERATE    LIFESTRATEGY
                              FUND    GROWTH FUND    GROWTH FUND     GROWTH FUND
                      ----------------------------------------------------------
                                      SIX MONTHS ENDED APRIL 30, 2002
                      ----------------------------------------------------------
                             (000)          (000)          (000)           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Income Distributions
 Received                 $ 19,681        $40,198       $ 68,291       $ 44,620
 Interest                       22             44             28             32
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Note B                     19,703         40,242         68,319         44,652
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Capital Gain Distributions
 Received                      476            686          1,441            412
Investment Securities Sold    (552)        (2,195)        (7,708)       (11,772)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)       (76)        (1,509)        (6,267)       (11,360)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES  (14,472)        (2,968)        55,119        108,848
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $ 5,155        $35,765       $117,171       $142,140
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                              LIFESTRATEGY INCOME FUND
                                 -----------------------------------------------
                                    SIX MONTHS                              YEAR
                                         ENDED       JAN. 1 TO             ENDED
                                 APR. 30, 2002   OCT. 31, 2001     DEC. 31, 2000
                                         (000)           (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                $ 19,703        $ 28,851         $ 32,632
 Realized Net Gain (Loss)                  (76)           (314)             445
 Change in Unrealized
  Appreciation (Depreciation)          (14,472)         (3,417)           9,902
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
    Assets Resulting from Operations     5,155          25,120           42,979
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                 (19,920)        (24,900)         (32,477)
 Realized Capital Gain*                     --          (1,052)          (3,248)
--------------------------------------------------------------------------------
    Total Distributions                (19,920)        (25,952)         (35,725)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                238,410         269,813          200,923
 Issued in Lieu of Cash Distributions   18,004          23,333           31,446
 Redeemed                              (96,290)       (133,851)        (163,152)
--------------------------------------------------------------------------------
Net Increase (Decrease) from
 Capital Share Transactions            160,124         159,295           69,217
--------------------------------------------------------------------------------
Total Increase (Decrease)              145,359         158,463           76,471
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                   790,312         631,849          555,378
--------------------------------------------------------------------------------
 End of Period                        $935,671        $790,312         $631,849
================================================================================

1Shares Issued (Redeemed)
 Issued                                 18,522          20,835           15,465
 Issued in Lieu of Cash Distributions    1,406           1,837            2,429
 Redeemed                               (7,463)         10,336)         (12,634)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in
   Shares Outstanding                   12,465          12,336            5,260
================================================================================
*Includes fiscal 2001 and 2000 short-term gain distributions totaling $263,000 and $203,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                       LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
                                    SIX MONTHS                              YEAR
                                         ENDED       JAN. 1 TO             ENDED
                                 APR. 30, 2002   OCT. 31, 2001     DEC. 31, 2000
                                         (000)           (000)             (000)
                                 -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                 $ 40,242        $ 60,397         $ 83,125
Realized Net Gain (Loss)                (1,509)         (7,510)          13,050
Change in Unrealized Appreciation
  (Depreciation)                        (2,968)       (101,649)         (41,974)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations             35,765         (48,762)          54,201
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                  (40,503)        (53,116)         (82,893)
Realized Capital Gain*                      --          (5,276)         (18,906)
--------------------------------------------------------------------------------
 Total Distributions                   (40,503)        (58,392)        (101,799)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                444,090         545,261          540,522
 Issued in Lieu of Cash Distributions   38,652          55,575           95,018
 Redeemed                             (185,281)       (436,712)        (438,467)
--------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                   297,461         164,124          197,073
--------------------------------------------------------------------------------
Total Increase (Decrease)              292,723          56,970          149,475
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                  1,954,192       1,897,222        1,747,747
--------------------------------------------------------------------------------
End of Period                       $2,246,915      $1,954,192       $1,897,222
================================================================================

1Shares Issued (Redeemed)
 Issued                                 31,734          38,346           35,940
 Issued in Lieu of Cash Distributions    2,750           4,025            6,333
 Redeemed                              (13,176)        (30,574)         (29,028)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
  Shares Outstanding                    21,308          11,797           13,245
================================================================================
*Includes fiscal 2001 and 2000 short-term gain distributions totaling $0 and $4,859,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                        LIFESTRATEGY MODERATE GROWTH FUND
                               -------------------------------------------------
                                  SIX MONTHS                                YEAR
                                       ENDED        JAN. 1 TO              ENDED
                               APR. 30, 2002    OCT. 31, 2001      DEC. 31, 2000
                                       (000)            (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income               $ 68,319         $ 90,163         $ 131,212
Realized Net Gain (Loss)              (6,267)         (10,688)           17,741
Change in Unrealized Appreciation
  (Depreciation)                      55,119         (412,559)         (183,697)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations          117,171         (333,084)          (34,744)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                (70,984)         (56,118)         (131,009)
Realized Capital Gain*                    --          (13,707)          (27,713)
--------------------------------------------------------------------------------
Total Distributions                  (70,984)         (69,825)         (158,722)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                              570,370        1,569,840         1,447,861
 Issued in Lieu of
  Cash Distributions                  70,014           67,463           150,302
 Redeemed                           (376,102)      (1,068,124)         (934,837)
--------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                 264,282          569,179           663,326
--------------------------------------------------------------------------------
Total Increase (Decrease)            310,469          166,270           469,860
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                4,076,847        3,910,577         3,440,717
--------------------------------------------------------------------------------
End of Period                     $4,387,316       $4,076,847        $3,910,577
================================================================================

1Shares Issued (Redeemed)
 Issued                               35,781           98,085            80,588
 Issued in Lieu of
  Cash Distributions                   4,382            4,128             8,493
 Redeemed                            (23,611)         (66,260)          (51,629)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
  Shares Outstanding                  16,552           35,953            37,452
================================================================================
*Includes fiscal 2001 and 2000 short-term gain distributions totaling $2,285,000 and $4,182,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                               LIFESTRATEGY GROWTH FUND
                              --------------------------------------------------
                                  SIX MONTHS                                YEAR
                                       ENDED        JAN. 1 TO              ENDED
                               APR. 30, 2002    OCT. 31, 2001      DEC. 31, 2000
                                       (000)            (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income               $ 44,652         $ 45,414          $ 87,137
Realized Net Gain (Loss)             (11,360)          (1,708)           17,484
Change in Unrealized Appreciation
  (Depreciation)                     108,848         (590,736)         (298,870)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations          142,140         (547,030)         (194,249)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                (44,787)         (31,075)          (86,749)
Realized Capital Gain*                    --          (11,480)          (27,769)
--------------------------------------------------------------------------------
Total Distributions                  (44,787)         (42,555)         (114,518)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                              423,931          923,965         1,482,509
 Issued in Lieu of
  Cash Distributions                  44,230           41,981           112,850
 Redeemed                           (322,639)        (603,096)         (725,228)
--------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                 145,522          362,850           870,131
--------------------------------------------------------------------------------
Total Increase (Decrease)            242,875         (226,735)          561,364
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                3,511,660        3,738,395         3,177,031
--------------------------------------------------------------------------------
End of Period                     $3,754,535       $3,511,660        $3,738,395
================================================================================

1Shares Issued (Redeemed)
Issued                                24,446           52,500            71,298
Issued in Lieu of Cash Distributions   2,526            2,331             5,506
Redeemed                             (18,606)         (33,563)          (34,368)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
  Shares Outstanding                   8,366           21,268            42,436
================================================================================
*Includes fiscal 2001 and 2000 short-term gain distributions totaling $0 and $3,464,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

LIFESTRATEGY INCOME FUND
--------------------------------------------------------------------------------
                       SIX MONTHS   JAN. 1,
                            ENDED  TO 2001,        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING   APR. 30, OCT. 31,  -----------------------------------
THROUGHOUT EACH PERIOD       2002    2001    2000    1999   1998    1997    1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $12.97  $13.01  $12.82  $13.22 $12.43  $11.55 $11.54
Net Investment Income         .29     .52     .74     .69    .63     .63    .64
Capital Gain Distributions
 Received                      --      --     .04     .14    .20     .15    .19
Net Realized and Unrealized
 Gain (Loss) on Investments  (.20)   (.09)    .23    (.47)   .78     .83    .03
Total from Investment         .01     .61     .61      86
Operations                    .09     .43    1.01     .36   1.61    1.61    .86
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net
 Investment Income           (.31)   (.45)   (.74)   (.69)  (.63)   (.63)  (.64)
Distributions from
 Realized Capital Gains        --    (.02)   (.08)   (.07)  (.19)  ( .10)  (.21)
--------------------------------------------------------------------------------
Total Distributions          (.31)   (.47)   (.82)   (.76)  (.82)   (.73)  (.85)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD             $12.75  $12.97  $13.01  $12.82 $13.22  $12.43  $11.55
================================================================================
TOTAL RETURN                0.70%   3.42%   8.06%   2.82% 13.17%  14.23%   7.65%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)                  $936    $790    $632    $555   $449    $244    $151
Ratio of Expenses to
 Average Net Assets--Note B    0%      0%      0%      0%     0%      0%      0%
Ratio of Net Investment Income
 to Average Net Assets      4.75%*  4.87%*  5.84%   5.37%  5.24%   5.54%   5.66%
Portfolio Turnover Rate        2%*     4%     17%     11%     3%      6%     22%
================================================================================
*Annualized.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
                       SIX MONTHS   JAN. 1,
                            ENDED  TO 2001,         YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING   APR. 30, OCT. 31,  -----------------------------------
THROUGHOUT EACH PERIOD       2002    2001    2000    1999   1998    1997    1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $13.88  $14.71  $15.10  $14.71 $13.40  $12.14 $11.68
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income         .27     .45     .70     .64    .58     .56    .53
Capital Gain Distributions
 Received                      --      --     .06     .18    .20     .18    .20
Net Realized and Unrealized
Gain (Loss) on Investments   (.01)   (.84)   (.29)    .31   1.32    1.27    .46
--------------------------------------------------------------------------------
Total from Investment
 Operations                   .26    (.39)    .47    1.13   2.10    2.01   1.19
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net
 Investment Income           (.28)   (.40)   (.70)   (.63)  (.59)   (.56)  (.53)
Distributions from Realized
 Capital Gains                 --    (.04)   (.16)   (.11)  (.20)   (.19)  (.20)
--------------------------------------------------------------------------------
Total Distributions          (.28)   (.44)   (.86)   (.74)  (.79)   (.75)  (.73)
--------------------------------------------------------------------------------

NET ASSET VALUE,
 END OF PERIOD             $13.86  $13.88  $14.71  $15.10 $14.71  $13.40  $12.14
================================================================================

TOTAL RETURN                1.85%  -2.61%   3.12%   7.86% 15.88%  16.81%  10.36%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)                $2,247  $1,954  $1,897  $1,748 $1,416    $803    $462
Ratio of Expenses to
Average Net Assets--Note B     0%      0%      0%       0%     0%     0%      0%
Ratio of Net Investment Income
 to Average Net Assets      3.96%*  3.78%*  4.73%   4.34%  4.32%   4.61%   4.86%
Portfolio Turnover Rate        4%*    14%      9%      5%     3%      1%      2%
================================================================================
*Annualized.

LIFESTRATEGY MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                       SIX MONTHS   JAN. 1,
                            ENDED  TO 2001,        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING   APR. 30, OCT. 31,  -----------------------------------
THROUGHOUT EACH PERIOD       2002    2001    2000    1999   1998    1997    1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $15.52  $17.25  $18.18  $16.86 $14.81  $12.97  $12.11
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income         .25     .35     .64     .55   .510    .490    .44
Capital Gain Distributions
 Received                      --      --     .08     .24   .241    .236    .22
Net Realized and Unrealized
Gain (Loss) on Investments    .21   (1.80)   (.87)   1.21  2.054   1.819    .87
Total from Investment
 Operations                   .46   (1.45)   (.15)   2.00  2.805   2.545   1.53
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment
 Income                      (.27)   (.22)   (.64)   (.55) (.510)  (.490)  (.44)
Distributions from Realized
 Capital Gains                 --    (.06)   (.14)   (.13) (.245)  (.215)  (.23)
--------------------------------------------------------------------------------
Total Distributions          (.27)   (.28)   (.78)   (.68) (.755)  (.705)  (.67)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD             $15.71  $15.52  $17.25   18.18 $16.86  $14.81  $12.97
================================================================================

TOTAL RETURN                2.93%  -8.48%  -0.88%  12.01% 19.03%  19.77%  12.71%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)                $4,387  $4,077  $3,911  $3,441 $2,202  $1,358    $826
Ratio of Expenses to
Average Net Assets--Note B     0%      0%      0%      0%     0%      0%      0%
Ratio of Net Investment Income
to Average Net Assets       3.20%*  2.69%*  3.59%   3.47%  3.43%   3.72%   3.98%
Portfolio Turnover Rate       7%*     16%     12%      3%     5%      2%      3%
================================================================================
*Annualized.

LIFESTRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                       SIX MONTHS   JAN. 1,
                            ENDED  TO 2001,        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING   APR. 30, OCT. 31,  -----------------------------------
THROUGHOUT EACH PERIOD       2002    2001    2000    1999   1998    1997    1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $16.56  $19.59  $21.41  $18.79 $16.04  $13.68 $12.36
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income         .20     .23     .51     .45   .410     .39    .34
Capital Gain
Distributions Received         --      --     .10     .29   .264     .28    .24
Net Realized and Unrealized
 Gain (Loss) on Investments   .48   (3.04)  (1.75)   2.49  2.751    2.36   1.32
--------------------------------------------------------------------------------
Total from Investment
 Operations                   .68   (2.81)  (1.14)   3.23  3.425    3.03   1.90
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net
 Investment Income           (.21)   (.16)   (.51)   (.45) (.410)   (.38)  (.35)
Distributions from
 Realized Capital Gains        --    (.06)   (.17)   (.16) (.265)   (.29)  (.23)
--------------------------------------------------------------------------------
Total Distributions          (.21)   (.22)   (.68)   (.61) (.675)   (.67)  (.58)
--------------------------------------------------------------------------------

NET ASSET VALUE,
 END OF PERIOD             $17.03  $16.56  $19.59  $21.41 $18.79  $16.04  $13.68
================================================================================

TOTAL RETURN                4.07% -14.43%  -5.44%  17.32% 21.40%  22.26%  15.41%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)                $3,755  $3,512  $3,738  $3,177  1,924  $1,184    $629
Ratio of Expenses to
Average Net Assets--Note B     0%      0%      0%      0%     0%      0%      0%
Ratio of Net Investment Income
to Average Net Assets       2.41%*  1.53%*  2.49%   2.50%  2.53%   2.84%   3.18%
Portfolio Turnover Rate        4%*     7%      6%      1%     2%      1%      0%
================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves. Effective in 2001, each fund's fiscal year-end changed from December 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1.  VALUATION:  Investments  are  valued  at the net  asset  value  of each
Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.
     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     4. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the six months ended April 30, 2002, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. During the six months ended April 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                 (000)
--------------------------------------------------------------------------------
LIFESTRATEGY FUND                                    PURCHASES             SALES
--------------------------------------------------------------------------------
Income                                                $169,622          $ 10,426
Conservative Growth                                    337,109            41,894
Moderate Growth                                        407,170           155,208
Growth                                                 223,197            81,725
--------------------------------------------------------------------------------

At October 31, 2001, the funds had available the following capital loss carryforwards to offset future net capital gains:

--------------------------------------------------------------------------------
                                                        CAPITAL LOSS
                                             -----------------------------------
                                                              EXPIRATION: FISCAL
                                             AMOUNT                  YEAR ENDING
LIFESTRATEGY FUND                             (000)                  OCTOBER 31,
--------------------------------------------------------------------------------
Income                                        $ 699                         2009
Conservative Growth                           7,510                         2009
Moderate Growth                              12,437                         2009
Growth                                        2,289                         2009
--------------------------------------------------------------------------------

D. At April 30, 2002, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                (000)
                     -----------------------------------------------------------
                                                                  NET UNREALIZED
                                    APPRECIATED     DEPRECIATED     APPRECIATION
LIFESTRATEGY FUND                    SECURITIES      SECURITIES   (DEPRECIATION)
--------------------------------------------------------------------------------

Income                                  $ 8,488         $ (758)         $ 7,730
Conservative Growth                      77,795        (10,046)          67,749
Moderate Growth                         134,749        (74,557)          60,192
Growth                                   87,559       (123,949)         (36,390)
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

--------------------------------------------------------------------------------
TRUSTEES (Year Elected)

JOHN J. BRENNAN (1987)           Chairman of the Board, Chief Executive Officer,
                                 and Director/Trustee of The Vanguard Group,
                                 Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)          The Partners of '63 (pro bono ventures in
                                 education); Senior Adviser to Greenwich
                                 Associates (international business-strategy consulting); Successor Trustee of Yale
                                 University; Overseer of the Stern School of
                                 Business at New York University; Trustee of the
                                 Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)            Chairman and Chief Executive Officer of Rohm
                                 and Haas Co. (chemicals); Director of
                                 Technitrol, Inc. (electronic components), and
                                 Agere Systems (communications components);
                                 Board Member of the American Chemistry Council;
                                 and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)    Vice President, Chief Information Officer, and
                                 Member of the Executive Committee of Johnson &
                                 Johnson (pharmaceuticals/consumer products);
                                 Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)         Chemical Bank Chairman's Professor of
                                 Economics, Princeton University; Director of
                                 Vanguard Investment Series plc (Irish
                                 investment fund), Vanguard Group (Ireland)
                                 Limited (Irish investment management firm),
                                 Prudential Insurance Co. of America, BKF
                                 Capital (investment management firm), The
                                 Jeffrey Co. (holding company), and NeuVis, Inc.
                                 (software company).

ALFRED M. RANKIN, JR. (1993)     Chairman, President, Chief Executive Officer,
                                 and Director of NACCO Industries, Inc.
                                 (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services).

J. LAWRENCE WILSON (1985)        Retired Chairman and Chief Executive Officer of
                                 Rohm and Haas Co. (chemicals); Director of
                                 Cummins Inc. (diesel engines), The Mead
                                 Corp. (paper products), and AmerisourceBergen
                                 Corp. (pharmaceutical distribution); Trustee of
                                 Vanderbilt University.

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

R. GREGORY BARTON                Secretary; Managing Director and General
                                 Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard
                                 Group.

THOMAS J. HIGGINS                Treasurer; Principal of The Vanguard Group,
                                 Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Finance.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, FOUNDER; Chairman and Chief Executive Officer, 1974-1996.

                                                    [PHOTO OF SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.


Q882 062002

VANGUARD STAR(TM) FUND

Semiannual Report * April 30, 2002

BALANCED

[PHOTO OF A SHIP ON THE OCEAN]

[THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL

As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.
     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.
     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.
     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.
     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible. Contents

-------------------------------------------------
CONTENTS

Letter from the Chairman                        1
Fund Profiles                                   5
Glossary of Investment Terms                    6
Performance Summary                             7
Financial Statements                            8
Advantages of Vanguard.com                     14
-------------------------------------------------

SUMMARY

* Vanguard STAR Fund returned 4.4% during the six months ended April 30, 2002, bene- fiting from a rebound in equities.
* The overall U.S. stock market, led by small-capitalization companies, returned 5.2% for the half-year. International stocks recorded similar results.
* Investment-grade bonds broke even, as falling prices fully offset interest income. Letter from the Chairman

LETTER FROM THE CHAIRMAN

Fellow Sharehilder,

VANGUARD(R) STAR(TM) FUND provided a solid 4.4% total return during the six months ended April 30, 2002. It was a rewarding half-year for diversified stock portfolios, but a trying one for most bond funds. The overall stock market gained 5.2%, while investment-grade bonds merely broke even with a 0.0% total return.


--------------------------------------------------------------------------------
Total Returns                                                   Six Months Ended
                                                                  April 30, 2002
--------------------------------------------------------------------------------
VANGUARD STAR FUND                                                          4.4%
Composite Fund Average*                                                     4.6
STAR Composite Index*                                                       3.6
--------------------------------------------------------------------------------
*The STAR Composite Index is weighted 62.5% Wilshire 5000 Total Market Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index. The Composite Fund Average, which is derived from data provided by Lipper Inc., is similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, respectively.



     The adjacent table compares your fund's total return (capital change plus reinvested dividends) with the results for its comparative standards. The first benchmark is a composite of the average returns for three fund groups--general equity, fixed income, and money market mutual funds--weighted to reflect the asset allocation guidelines of the STAR Fund. The second benchmark is a similarly weighted composite of three indexes that measure the performance of stocks, bonds, and cash investments.
     Details on the fund's performance, including the change in its net asset value and its per-share distributions to shareholders during the half-year, can be found in the table on page 4.

THE STOCK MARKET ROSE IN A VOLATILE PERIOD
During the six months ended April 30, 2002, the U.S. stock market alternately surged and receded, but still posted a total return of 5.2%, as measured by the Wilshire 5000 Total Market Index. It was a solid gain and a welcome reversal from the declines of recent years. For those who had investments in small-capitalization stocks, the period was especially rewarding, as the small-cap Russell 2000 Index gained 20.0%. The large-cap Russell 1000 Index returned 3.4%.
     Across all market caps, value stocks--those with below-average prices relative to earnings, book value, and other measures--retained the lead they more or less have had over growth shares since the market's peak in March 2000. In international markets, however, the lead was reversed, with growth slightly outperforming value. U.S. and international markets did have a common denominator in the period: Their returns were hampered by slumping share prices in the troubled telecommunications industry, which was burdened by overcapacity, weak demand, and heavy debt. The developed international equity markets, as measured by the

MSCI EAFE Index, returned 5.5%.

----------------------------------------------------------------------
MARKET BAROMETER                                         TOTAL RETURNS
                                          PERIODS ENDED APRIL 30, 2002
                                      --------------------------------
                                         SIX          ONE         FIVE
                                      MONTHS         YEAR       YEARS*
----------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)         3.4%       -12.0%         7.9%
Russell 2000 Index (Small-caps)        20.0          6.7          9.7
Wilshire 5000 Index (Entire market)     5.2         -9.9          7.7
MSCI EAFE Index (International)         5.5        -13.9          1.3
----------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index             0.0%         7.8%         7.7%
 (Broad taxable market)
Lehman 10 Year Municipal Bond Index     1.2          7.2          6.5
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index               1.0          2.9          4.8
======================================================================
CPI
Consumer Price Index                    1.2%         1.6%         2.3%
----------------------------------------------------------------------
*Annualized.

THE U.S. ECONOMY REBOUNDED
A modest economic recovery set the stage for the turnaround in the stock market. The recession that began in March 2001 seemed to have ended even before the year came to a close. After falling in the third quarter of 2001, the nation's real (inflation-adjusted) gross domestic product rose in the fourth quarter, then surged at an estimated annual rate of 5.6% in the first three months of 2002. The strong growth was bolstered by heavy investment in inventories and housing, by government defense expenditures, and by consumer spending, which never really slackened despite the economic slowdown. The job market, however, did not immediately catch up with the improving economy. In April the unemployment rate reached 6.0%--its highest level in almost eight years, though still low compared with the jobless rates following past recessions.
     The economy was helped along by the Federal Reserve Board, which made 11 cuts in its target for short-term interest rates in 2001, including two during the STAR Fund's fiscal half-year. The cuts brought the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System--to 1.75%, the lowest level in four decades.

EXCEPT FOR "JUNK," BONDS STAGNATED
The Fed's rate cuts, the recovering economy, and concerns that the Fed might start raising interest rates before the end of 2002 caused yields on longer-term bonds to rise. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade U.S. bond market, was flat with a 0.0% return for the six months, as falling prices completely offset interest income (bond prices move in the opposite direction from interest rates). As with the stock market, problems in the telecom industry made the situation worse--bonds issued by these companies fell drastically in price. The returns for high-yield ("junk") bonds were a notable exception to bonds' generally low overall returns: The Lehman High Yield Index gained 6.6% for the six months.
     The yield of the 10-year U.S. Treasury note rose 86 basis points (0.86 percentage point) to end the period at 5.09%. The yield of the 3-month Treasury bill--which follows the Fed's rate changes with a slight lag--fell 25 basis points to 1.76%.

2

WE SPLIT THE DIFFERENCE BETWEEN STOCKS AND BONDS
As noted at the outset, the STAR Fund returned 4.4% during the first half of its 2002 fiscal year. Your fund outpaced the period's weakest-performing asset class (investment-grade bonds) but lagged the best-performing asset class (international stocks). This is not a coincidence, of course. Because your fund is a balanced investment, with sizable holdings in both stock and bond funds, it should never appear at the top--or the bottom--of the performance charts. STAR's strategy is designed to control risk while helping patient investors to meet their long-term financial goals.
     During the first half of our 2002 fiscal year, the STAR Fund's underlying equity investments generally performed quite well. Particularly helpful was the fund's emphasis on value-oriented stock funds. The WINDSOR(TM) and WINDSOR(TM) II FUNDS, which together account for about 40% of STAR's assets, each returned 7.6%. Small-cap stocks also did well during the period, so our modest stake in the EXPLORER(TM) FUND, which returned 15.7%, aided performance. The INTERNATIONAL VALUE AND INTERNATIONAL GROWTH FUNDS recorded good results as well. (We added the last two funds to STAR's portfolio in August 2001, and have been gradually increasing their roles. They now account for about 11% of equity assets and 7% of total assets.) It was the holdings in value and international funds that enabled your fund to outpace the benchmark index by 0.8 percentage point.
     The weak performance of the SHORT-TERM CORPORATE FUND was a modest drag on our performance versus the composite index. The fund, which accounted for about 12% of STAR's assets as of April 30, returned 0.2% during the half-year as a decrease in its share price (owing to rising interest rates) offset most of its interest income. Treasury bills, which play a role in our unmanaged index benchmark, did better, earning 1.0%. Over longer periods, we expect that the higher yields of short-term corporate bonds will lead them to deliver higher total returns.

----------------------------------------------------------------------
                                                         TOTAL RETURNS
                                  PERCENTAGE OF       SIX MONTHS ENDED
VANGUARD FUND                      STAR ASSETS*         APRIL 30, 2002
----------------------------------------------------------------------
STOCK FUNDS
Windsor II                                24.8%                   7.6%
Windsor                                   13.9                    7.6
Explorer                                   4.9                   15.7
PRIMECAP                                   4.3                    7.5
Morgan Growth                              4.3                    3.5
U.S. Growth                                3.8                   -8.0
International Value                        3.6                   15.5
International Growth                       3.6                    9.9
----------------------------------------------------------------------
BOND FUNDS
GNMA                                      12.4%                   1.6%
Long-Term Corporate                        12.3                  -1.5
----------------------------------------------------------------------
SHORT-TERM INVESTMENTS
Short-Term Corporate                      12.1%                   0.2%
----------------------------------------------------------------------
COMBINED                                 100.0%                   4.4%
----------------------------------------------------------------------
*As of April 30, 2002.

     Another performance drawback was the poor result of the U.S. GROWTH FUND, which was hurt by its stake in technology stocks. This fund accounted, however, for just under 4% of STAR's assets.

STAY THE COURSE
As the recent past has demonstrated, the financial markets can be quite volatile. That's why we advise investors to develop a portfolio diversified both across asset classes--stocks, bonds, and cash--and within asset classes. For many investors, the STAR Fund can serve as an appropriate "one-stop," long-term investment port-folio. The fund provides broad exposure to the stock and bond markets, so that no matter which asset class or market segment is leading the pack, you participate. Whether you invest exclusively in the STAR Fund or hold your shares as part of a broader investment plan, we believe it's wise to leave your selections relatively fixed and let time and compounding pilot you toward your goals.


Sincerely,

/s/ JOHN J. BRENNAN
Chairman and Chief Executive Officer

May 9, 2002




--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE: OCTOBER 31, 2001-APRIL 30, 2002

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                STARTING       ENDING       INCOME       CAPITAL
                             SHARE PRICE  SHARE PRICE    DIVIDENDS         GAINS
--------------------------------------------------------------------------------
Vanguard STAR Fund                $15.92       $16.32       $0.290        $0.015
--------------------------------------------------------------------------------

FUND PROFILE                                                AS OF APRIL 30, 2002
   FOR LIFESTRATEGY GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 10.

---------------------------------------------
FINANCIAL ATTRIBUTES
---------------------------------------------
Yield                                    3.1%
Expense Ratio                              0%
Average Weighted Expense Ratio*         0.40%
---------------------------------------------


-----------------------
EQUITY INVESTMENT FOCUS

MARKET CAP        Large
STYLE             Value
-----------------------


------------------------------------
VOLATILITY MEASURES
------------------------------------
                            WILSHIRE
                      FUND      5000
------------------------------------
R-Squared             0.73      1.00
Beta                  0.44      1.00
------------------------------------


--------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

STOCK FUNDS
 Windsor II                            24.8%
 Windsor                               13.9
 Explorer                               4.9
 PRIMECAP                               4.3
 Morgan Growth                          4.3
 U.S. Growth                            3.8
 International Value                    3.6
 International Growth                   3.6
BOND FUNDS
 GNMA                                  12.4
 Long-Term Corporate                   12.3
SHORT-TERM INVESTMENTS
 Short-Term Corporate                  12.1
--------------------------------------------
Total                                 100.0%
--------------------------------------------


----------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY      Investment-Grade Corporate
AVERAGE MATURITY    Medium
----------------------------------------------


----------------------------
FUND ASSET ALLOCATION

Stocks                   63%
Bonds                    25%
Short-Term Investments   12%
----------------------------

*For underlying funds; annualized.

                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARD. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                         AS OF APRIL 30, 2002
    FOR STAR FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

--------------------------------------------------------------------------------
FISCAL YEAR TOTAL RETURNS (%) OCTOBER 31, 1991-APRIL 30, 2002
--------------------------------------------------------------------------------

                               STAR FUND                COMPOSITE*
                   ------------------------------       ----------
FISCAL             CAPITAL      INCOME      TOTAL          TOTAL
YEAR                RETURN      RETURN     RETURN         RETURN
--------------------------------------------------------------------------------
1992                   5.4%       5.3%      10.7%           8.1%
1993                  11.1        4.4       15.5           15.3
1994                  -2.0        3.5        1.5            0.9
1995                  15.7        4.5       20.2           17.0
1996                  13.1        4.3       17.4           14.3
1997                  17.9        4.1       22.0           19.5
1998                   5.8        3.4        9.2            4.4
1999                   7.3        3.4       10.7           15.7
2000                   8.6        3.9       12.5           14.0
2001                  -6.4        3.3       -3.1          -13.4
2002**                 2.6        1.8        4.4            4.6
--------------------------------------------------------------------------------
*62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; derived from data provided by Lipper Inc.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on page 12 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                          TEN YEARS
                           INCEPTION    ONE    FIVE   -----------------    -----
                                DATE   YEAR   YEARS   CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
STAR Fund                  3/29/1985  4.64%  10.31%     7.72%     3.87%   11.59%
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
     APRIL 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
STAR FUND                                                 SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (63.1%)
Vanguard Windsor II Fund Investor Shares              79,698,822    $  2,065,793
Vanguard Windsor Fund Investor Shares                 76,970,152       1,151,473
Vanguard Explorer Fund Investor Shares                 6,690,733         401,042
Vanguard PRIMECAP Fund Investor Shares                 7,322,702         356,323
Vanguard Morgan Growth Fund Investor Shares           26,027,431         353,453
Vanguard U.S. Growth Fund Investor Shares             19,968,431         311,707
Vanguard International Value Fund                     12,608,942         295,554
Vanguard International Growth Fund Investor Shares    19,438,700         295,079
                                                                       ---------
                                                                       5,230,424
                                                                       ---------
BOND FUNDS (24.6%)
Vanguard GNMA Fund Investor Shares                    97,595,944       1,022,806
Vanguard Long-Term Corporate Fund Investor Shares    116,822,936       1,012,855
                                                                       ---------
                                                                       2,035,661
                                                                       ---------
SHORT-TERM BOND FUND (12.1%)
Vanguard Short-Term Corporate Fund Investor Shares    93,341,289       1,000,619
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $7,238,749)                                                    8,266,704
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
                                                           (000)           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  1.92%, 5/1/2002
  (Cost $17,955)                                         $17,955       $ 17,955
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $7,256,704)                                                   8,284,659
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                             21,325
Liabilities                                                             (20,459)
                                                                        --------
                                                                            866
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 507,610,198 outstanding $.001 par
value shares of beneficial interest
  (unlimited authorization)                                          $8,285,525
================================================================================

NET ASSET VALUE PER SHARE                                                $16.32
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT             PER
                                                           (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $ 7,169,742          $14.12
Undistributed Net Investment Income                       61,063             .12
Accumulated Net Realized Gains                            26,765             .05
Unrealized Appreciation--Note D                        1,027,955            2.03
--------------------------------------------------------------------------------
NET ASSETS                                            $8,285,525          $16.32
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                       STAR FUND
                                                  SIX MONTHS ENDED APR. 30, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Income Distributions Received                                        $ 131,147
 Interest                                                                   159
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                                           131,306
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received                                     37,069
 Investment Securities Sold                                              (1,675)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) 35,394
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT SECURITIES                                183,421
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                             $350,121
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                                  STAR FUND
                          ------------------------------------------------------
                             SIX MONTHS                                     YEAR
                                  ENDED    JAN. 1, 2001, TO                ENDED
                          APR. 30, 2002       OCT. 31, 2001        DEC. 31, 2000
                                  (000)               (000)                (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income         $ 131,306           $ 197,680           $ 280,565
Realized Net Gain (Loss)         35,394               3,137             675,183
Change in Unrealized
  Appreciation (Depreciation)   183,421            (574,742)           (143,321)
--------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
From Operations                 350,121            (373,925)            812,427
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income          (143,120)           (126,226)           (276,755)
Realized Capital Gain*           (7,403)           (391,623)           (699,160)
--------------------------------------------------------------------------------
   Total Distributions         (150,523)           (517,849)           (975,915)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
Issued                          526,717             729,966             539,595
Issued in Lieu of
   Cash Distributions           146,215             505,292             950,873
Redeemed                       (437,466)           (611,784)         (1,295,288)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions   235,466             623,474              195,180
--------------------------------------------------------------------------------
Total Increase (Decrease)       435,064            (268,300)             31,692
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period          7,850,461           8,118,761           8,087,069
--------------------------------------------------------------------------------
 End of Period               $8,285,525          $7,850,461          $8,118,761
================================================================================

1Shares Issued (Redeemed)
 Issued                          32,110              42,913              29,873
 Issued in Lieu of
  Cash Distributions              8,987              30,921              53,739
 Redeemed                       (26,610)            (36,447)            (71,958)
--------------------------------------------------------------------------------
 Net Increase (Decrease)
  in Shares Outstanding          14,487              37,387              11,654
================================================================================
*Includes fiscal 2002, 2001, and 2000 short-term gain distributions totaling $7,403,000, $4,607,000, and $68,922,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------
                       SIX MONTHS   JAN. 1,
                            ENDED  TO 2001,        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING   APR. 30, OCT. 31,  -----------------------------------
THROUGHOUT EACH PERIOD       2002     2001    2000   1999   1998    1997    1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $15.92   $17.81 $18.21 $17.96 $17.38  $15.86 $15.03
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income         .260      .41    .65    .60    .58     .60    .58
Capital Gain Distributions
 Received                     .068       --   1.07   1.13    .86    1.06    .63
Net Realized and Unrealized
Gain (Loss) on Investments    .377    (1.19)   .17   (.47)   .70    1.65   1.19
Total from Investment
 Operations                   .705     (.78)  1.89   1.26   2.14    3.31   2.40
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment
 Income                      (.290)    (.26)  (.64)  (.61)  (.58)   (.59)  (.59)
Distributions from Realized
 Capital Gains               (.015)    (.85) (1.65)  (.40)  (.98)  (1.20)  (.98)
--------------------------------------------------------------------------------
Total Distributions          (.305)   (1.11) (2.29) (1.01) (1.56)  (1.79) (1.57)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD              $16.32   $15.92 $17.81 $18.21 $17.96  $17.38 $15.86
================================================================================

TOTAL RETURN                 4.43%   -4.47% 10.96%  7.13% 12.38%  21.15%  16.11%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (Millions)                 $8,286   $7,850 $8,119 $8,087 $8,083  $7,355  $5,863
Ratio of Expenses to
Average Net Assets--Note B      0%       0%     0%     0%     0%      0%      0%
Ratio of Net Investment Income
to Average Net Assets       3.22%*   2.91%*  3.57%  3.21%  3.18%   3.46%   3.71%
Portfolio Turnover Rate        6%*       6%    17%    10%    16%     15%     18%
================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization value U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Effective in 2001, the fund's fiscal year-end changed from December 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
     1.  VALUATION:  Investments  are  valued  at the net  asset  value  of each
Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.
     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.
     4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended April 30, 2002, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. During the period ended April 30, 2002, the fund purchased $468,660,000 of investment securities and sold $256,689,000 of investment securities other than temporary cash investments.

D. At April 30, 2002, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $1,027,955,000, consisting of unrealized gains of $1,159,118,000 on securities that had risen in value since their purchase and $131,163,000 in unrealized losses on securities that had fallen in value since their purchase.

ADVANTAGES OF VANGUARD.COM(TM)
Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online. Consider the benefits of using VANGUARD.COM. On our website, you can:
* Choose to stop receiving fund reports and prospectuses via U.S. mail, and view them online instead.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web Profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to have us mail out only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, an update on Vanguard investments, services, and online resources, delivered every month and whenever there's breaking news.

YOUR ONLINE  INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts,
 New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

Standard & Poor's(R), S&P MidCap 400, S&P 500(R), and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

--------------------------------------------------------------------------------
TRUSTEES (Year Elected)

JOHN J. BRENNAN (1987)           Chairman of the Board, Chief Executive Officer,
                                 and Director/Trustee of The Vanguard Group,
                                 Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)          The Partners of '63 (pro bono ventures in
                                 education); Senior Adviser to Greenwich
                                 Associates (international business-strategy consulting); Successor Trustee of Yale
                                 University; Overseer of the Stern School of
                                 Business at New York University; Trustee of the
                                 Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)            Chairman and Chief Executive Officer of Rohm
                                 and Haas Co. (chemicals); Director of
                                 Technitrol, Inc. (electronic components), and
                                 Agere Systems (communications components);
                                 Board Member of the American Chemistry Council;
                                 and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)    Vice President, Chief Information Officer, and
                                 Member of the Executive Committee of Johnson &
                                 Johnson (pharmaceuticals/consumer products);
                                 Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)         Chemical Bank Chairman's Professor of
                                 Economics, Princeton University; Director of
                                 Vanguard Investment Series plc (Irish
                                 investment fund), Vanguard Group (Ireland)
                                 Limited (Irish investment management firm),
                                 Prudential Insurance Co. of America, BKF
                                 Capital (investment management firm), The
                                 Jeffrey Co. (holding company), and NeuVis, Inc.
                                 (software company).

ALFRED M. RANKIN, JR. (1993)     Chairman, President, Chief Executive Officer,
                                 and Director of NACCO Industries, Inc.
                                 (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services).

J. LAWRENCE WILSON (1985)        Retired Chairman and Chief Executive Officer of
                                 Rohm and Haas Co. (chemicals); Director of
                                 Cummins Inc. (diesel engines), The Mead
                                 Corp. (paper products), and AmerisourceBergen
                                 Corp. (pharmaceutical distribution); Trustee of
                                 Vanderbilt University.

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

R. GREGORY BARTON                Secretary; Managing Director and General
                                 Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard
                                 Group.

THOMAS J. HIGGINS                Treasurer; Principal of The Vanguard Group,
                                 Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Finance.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, FOUNDER; Chairman and Chief Executive Officer, 1974-1996.

                                                    [PHOTO OF SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.


Q562 062002